Compensation Plan for Board Members - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Board of Directors [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Issuance of common stock to board members in lieu of cash payments for quarterly board fees (shares)	146,371	90,306